Movements in Equity - Analysis of Other Reserves (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other reserves, beginning balance		£ 1,309
Reclassification of cash flow hedges to income statement		4	£ 4	£ 14
Hedging gain/loss transferred to non-financial assets		(6)	36	9
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		1,054	1,309
ESOP trust shares
Other reserves, beginning balance		(288)	(353)	(28)
Exchange adjustments		(12)	26	(36)
Transferred to retained earnings in the year on disposal of equity investments		0	0	0
Balances derecognised on demerger				0
Reclassification of cash flow hedges to income statement		0	0
Hedging gain/loss transferred to non-financial assets		0	0
Cost of hedging		0
Net fair value movement in the year (including tax)		0	0	0
Ordinary shares acquired by ESOP Trusts		(459)	(285)	(1,200)
Write-down of shares held by ESOP Trusts		362	324	911
Other reserves, ending balance		(397)	(288)	(353)
Fair value reserve
Other reserves, beginning balance		(510)	(308)	383
Exchange adjustments		0	(5)	28
Transferred to retained earnings in the year on disposal of equity investments		(66)	33	(21)
Balances derecognised on demerger				0
Reclassification of cash flow hedges to income statement		0	0
Hedging gain/loss transferred to non-financial assets		0	0
Cost of hedging		0
Net fair value movement in the year (including tax)		(83)	(230)	(698)
Ordinary shares acquired by ESOP Trusts		0	0	0
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		(659)	(510)	(308)
Cash flow hedge reserve
Other reserves, beginning balance		(22)	(20)	(21)
Exchange adjustments		0	(2)	12
Transferred to retained earnings in the year on disposal of equity investments		0	0	17
Balances derecognised on demerger				(169)
Reclassification of cash flow hedges to income statement		4	4
Hedging gain/loss transferred to non-financial assets		(6)	36
Cost of hedging		(4)
Net fair value movement in the year (including tax)		9	(40)	141
Ordinary shares acquired by ESOP Trusts		0	0	0
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		(19)	(22)	(20)
Miscellaneous other reserves
Other reserves, beginning balance		2,129	2,129	2,129
Exchange adjustments		0	0	0
Transferred to retained earnings in the year on disposal of equity investments		0	0	0
Balances derecognised on demerger				0
Reclassification of cash flow hedges to income statement		0	0
Hedging gain/loss transferred to non-financial assets		0	0
Cost of hedging		0
Net fair value movement in the year (including tax)		0	0	0
Ordinary shares acquired by ESOP Trusts		0	0	0
Write-down of shares held by ESOP Trusts		0	0	0
Other reserves, ending balance		2,129	2,129	2,129
Other reserves
Other reserves, beginning balance		1,309	1,448	2,463
Exchange adjustments		(12)	19	4
Transferred to retained earnings in the year on disposal of equity investments		(66)	33	(4)
Balances derecognised on demerger				(169)
Reclassification of cash flow hedges to income statement		4	4	14
Hedging gain/loss transferred to non-financial assets	[1]	(6)	36	9
Cost of hedging		(4)
Net fair value movement in the year (including tax)		(74)	(270)	(557)
Ordinary shares acquired by ESOP Trusts		(459)	(285)	(1,200)
Write-down of shares held by ESOP Trusts	[1]	362	324	911
Other reserves, ending balance		£ 1,054	£ 1,309	£ 1,448

[1]	n analysis of Other reserves is presented as part of Note 38, ‘Movements in equity’.